Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
MillerKnoll Retirement Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EIN 38-0837640 Plan #002
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value
	Common stock
*	MillerKnoll, Inc.	Common Stock (1,970,330 shares)	**	$36,017,630
	Mutual funds
*	Vanguard	Wellington Fund	**	50,313,821
*	Vanguard	Small Cap Growth Index Fund	**	47,225,070
	Delaware	Small Cap Value Fund	**	24,476,037
	Driehaus	Emerging Markets Growth Fund	**	5,193,112
	Dodge & Cox	Total Income Fund	**	67,089,996
	Calvert	U.S. Large Cap Core Responsible Index Fund	**	20,842,934
	BlackRock	Black Rock Equity Dividend Fund I Class	**	—
				215,140,970

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value
	Collective trust funds
	Harbor Funds	Harbor Capital Appreciation Fund	**	186,697,194
	Columbia	Trust Dividend Income Fund	**	71,990,444
*	Vanguard	Retirement Income Trust I	**	20,304,487
*	Vanguard	Retirement 2020 Trust I	**	19,995,063
*	Vanguard	Retirement 2025 Trust I	**	60,293,448
*	Vanguard	Retirement 2030 Trust I	**	86,298,981
*	Vanguard	Retirement 2035 Trust I	**	102,245,805
*	Vanguard	Retirement 2040 Trust I	**	74,688,059
*	Vanguard	Retirement 2045 Trust I	**	74,073,774
*	Vanguard	Retirement 2050 Trust I	**	73,868,234
*	Vanguard	Retirement 2055 Trust I	**	56,568,477
*	Vanguard	Retirement 2060 Trust I	**	33,800,772
*	Vanguard	Retirement 2065 Trust I	**	11,687,463
*	Vanguard	Retirement 2070 Trust I	**	1,783,475
	Great Gray Trust	EuroPacific Growth Fund	**	43,208,829
	Putnam Fiduciary Trust Company	Stable Value Fund	**	103,660,188
	Northern Trust Global Investments	S&P 500 Index Fund	**	154,670,494
	Northern Trust Global Investments	S&P MidCap 400 Index Fund	**	27,275,072
	Northern Trust Global Investments	Aggregate Bond Index Fund	**	39,509,822
	Northern Trust Global Investments	Ex-US Investable Market Index Fund	**	37,916,306
	Northern Trust Global Investments	Russell 2000 Index Fund	**	6,591,304
	MFS	Mid Cap Growth Fund	**	1,703,173
	MFS	Mid Cap Value Fund	**	993,536
				1,289,824,400
*	Participant loans	Notes Receivable From Participants (interest rates from 4.25% to 10.50%) maturing at various dates through September of 2034.		12,244,429
				$1,553,227,429
*	Represents party in interest.
**	Investment is participant directed, therefore, historical cost information is not required.